INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
15.	Income TAXES

Cayman Islands

China Sunergy Cayman is not subject to tax on income or capital gain according to the current laws of the Cayman Islands.

British Virgin Islands

China Sunergy BVI is not subject to tax on income or capital gain according to the current laws of the British Virgin Islands.

Hong Kong

Sunergy Hong Kong is subject to Hong Kong profit tax at a rate of 16.5% in 2010, 2011 and 2012. CSUN International (Hong Kong) Co., Ltd was incorporated in August 2012 and is subject to Hong Kong profit tax at a rate of 16.5% in 2012.No Hong Kong profit tax has been provided as Sunergy Hong Kong and CSUN International (Hong Kong) Co., Ltd have no assessable profit that was earned in or derived from Hong Kong in the periods presented.

CSUN Trading (Hong Kong) Co., Limited was incorporated in May 2011 and is subject to Hong Kong profit tax at a rate of 16.5% in 2011 and 2012.

PRC

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Sunergy Nanjing, as a wholly foreign owned enterprise engaged in a manufacturing business, was also entitled to two years of exemption followed by three years of 50% deduction starting from its first profitable year which was 2006. In addition, Sunergy Nanjing, as a recognized High and New Technology Enterprise ("HNTE"), is entitled to preferential tax rate of 15% for a three-year validity period from 2008 to 2010.The management of the Group chose to enjoy the transitional relief rate of 12.5% from 2008 to 2010, for Sunergy Nanjing. Sunergy

Nanjing renewed its certificate of HNTE in 2011, with a valid period from 2011 to 2013, and thus a 15% preferential tax rate is applied during the corresponding periods.

Sunergy Shanghai was established in November 2007 and its applicable EIT rate is 25%. Sunergy Shanghai did not have substantive operations and had incurred minimal non-operating related losses in 2010, 2011 and 2012.

SST was acquired in November 2010, which obtained the certificate of HNTE in 2009 and renewed the certificate in 2012, with a valid period from 2012 to 2014, and thus is eligible for a 15% preferential tax rate from 2009 to 2014.

NRE was acquired in November 2010 and its applicable EIT rate is 25%.

China Sunergy (Yangzhou) Co., Ltd and Hami Huiteng Solar Power Co., Ltd were established in June 2011 and August 2012, their applicable EIT rate is 25%. They did not have substantive operations and had incurred minimal non-operating related losses.

The Group has no uncertain tax positions as of December 31, 2011 and 2012 or unrecognized tax benefits which would favorably affect the effective income tax rate. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years.

The PRC is the primary tax jurisdiction in which the Company operates. As of December 31, 2012, the Company's PRC subsidiaries remain subject to tax examination by the PRC tax authorities for the tax years 2010 through 2012 on non-transfer pricing matters, and the tax years 2004 to 2012 on transfer pricing matters. There is no statute of limitations in the case of tax evasion.

The statute of limitations in Hong Kong is 6 years.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) from operations before income tax:

PRC	61,183,507	(111,763,011)	(107,662,760)
Other jurisdictions	(3,882,090)	3,698,354	(9,635,640)
Total income (loss) before income tax	57,301,417	(108,064,657)	(117,298,400)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Current income tax benefit (expense):

PRC	(6,367,680)	(822,238)	-
Other jurisdictions	-	(2,866,755)	(339,223)
	(6,367,680)	(3,688,993)	(339,223)

Deferred income tax benefit (expense)

PRC	800,518	17,460,955	(17,231,276)
Other jurisdictions			1,275,278
	800,518	17,460,955	(15,955,998)

Total income tax benefit (expense)	(5,567,162)	13,771,962	(16,295,221)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	3.9%	1.2%	(0.5)%
Other non-deductible expense for tax purposes	0.2%	(0.1)%	(0.2)%
Effect of tax holiday	(14.2)%	(4.9)%	(5.2)%
Effect of future tax rate change	(5.1)%	(1.6)%	7.8%
50% additional deduction of R&D expense	(0.2)%	0.8%	0.7%
Change in valuation allowance	(0.3)%	(3.4)%	(41.1)%
Others	0.4%	(0.9)%	(0.4)%
	9.7%	16.1%	(13.9)%

Gross tax exemption	$8,154,413	$5,255,781	$6,041,242
Tax holiday per share-basic	$0.03	$0.02	$0.03
Tax holiday per share-diluted	$0.03	$0.02	$0.03

The principal components of the deferred tax assets are as follows:

	At December 31,
	2011	2012
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	824,738	1,720,769
Warranty costs	3,564,779	4,231,091
Inventory write-down	1,449,722	932,744
Allowance for doubtful account	4,726,729	13,486,357
Net operating loss carry forwards	17,277,185	39,472,810
Fixed assets impairment	113,017	169,793
Others	268,087	64,535
Gross total deferred tax assets	28,224,257	60,078,099
Valuation allowances	(4,209,947)	(52,895,481)
Net deferred tax assets	24,014,310	7,182,618
Analysis as:
Current	6,416,008	1,727,054
Non-current	17,598,302	5,455,564
Total deferred tax assets	24,014,310	7,182,618

	At December 31,
	2011	2012
	$	$
Deferred tax liabilities:
Derivative assets	(62,285)	-
Intangible assets	(1,769,508)	(956,099)
Total deferred tax liabilities	(1,831,793)	(956,099)
Analysis as:
Current	(786,358)	(518,592)
Non-current	(1,045,435)	(437,507)
Total deferred tax liabilities	(1,831,793)	(956,099)

The net operating loss carry forwards arising from year 2011 and 2012 of the Group's PRC subsidiaries are approximately $76.4 million and $73.5 million, mainly for SST, NRE, Sunergy Nanjing and will expire in 2016 and 2017, respectively.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

Based on the current profit, projected future profitability, and other available evidence, the Group believes it is more-likely-than-not that all subsidiaries of the Group except CSUN Trading (Hong Kong) Co., Limited, which earned profit in 2012, will not realize the deferred tax assets resulted from the net operating loss carried forwards, inventory write down, allowance for doubt accounts and others expected to be realized within one year, and thus, a $52.9 million valuation allowance was provided for the Group.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group plans to indefinitely reinvest the undistributed earnings of the Company's PRC subsidiaries. As of December 31, 2012, the Company's PRC subsidiaries have an accumulated deficit of $238.6 million. Upon distribution of any future earnings in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations.